Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock option activity and the weighted average exercise price
The stock option activity and the weighted average exercise price are summarized as follows:

	2021		2020

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	7,557,574	15.38	5,986,234	4.40
Granted	2,183,108	41.55	3,476,465	25.13
Assumed through business combination	1,226,214	6.40	—	—
Exercised	(2,951,034)	7.12	(1,469,127)	2.41
Forfeited	(1,219,823)	22.48	(429,266)	10.49
Expired	—	—	(6,732)	18.76

Outstanding – End of year	6,796,039	24.48	7,557,574	13.96

Exercisable – End of year	1,523,685	17.40	1,651,692	4.00
*the 2021 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for this year's foreign exchange rate
The RSU, DSU and PSU activity and the weighted average grant date fair values	The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2021 are summarized as follows:

	2021		2021		2021
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	117,769	24.67	7,109	25.66	84,326	24.75
Granted	989,384	45.73	7,642	27.64	66,038	25.09
Released	(36,515)	32.17	—	—	(51,094)	24.97
Forfeited	(130,805)	36.30	—	—	(24,088)	24.75

Outstanding – End of year	939,833	44.93	14,751	26.68	75,182	24.90
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2020 are summarized as follows:

	2020		2020		2020
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	—	—	—	—	—	—
Granted	124,162	24.64	7,109	25.66	84,326	24.75
Released	(1,176)	24.11	—	—	—	—
Forfeited	(5,217)	24.11	—	—	—	—

Outstanding – End of year	117,769	24.67	7,109	25.66	84,326	24.75

Weighted average assumptions
The fair value of stock options granted to employees was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2021	2020

Expected volatility	45.55%	40.81%
Risk-free interest rate	0.38%	1.27%
Expected option life	4.27 years	4.57 years
Expected dividend yield	0%	0%
Forfeiture rate	28.51%	25.46%

Range of exercise prices of outstanding share options
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2021:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 4.86	1,551,131	4.51	3.95	419,063	3.94	3.09
4.87 to 24.52	1,334,262	5.35	14.22	472,154	5.36	14.77
24.53 to 26.73	1,424,350	5.92	25.82	308,005	5.83	25.53
26.74 to 33.52	1,308,231	5.95	29.54	179,099	5.87	28.73
33.53 to 72.94	1,178,065	6.30	55.88	145,364	5.47	35.96

Total	6,796,039	5.56	24.48	1,523,685	5.13	17.40
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2020:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.26 to 4.36	975,676	2.87	2.54	846,113	2.72	2.43
4.37 to 4.86	1,879,975	4.98	4.72	483,930	4.90	4.72
4.87 to 16.45	1,328,382	5.58	6.85	321,649	5.60	7.05
16.46 to 23.73	1,261,995	6.41	21.96	—	0.00	—
23.74 to 30.71	2,111,546	6.71	27.17	—	0.00	—

Total	7,557,574	5.54	13.96	1,651,692	3.92	4.00

Stock options outstanding and stock options exercisable
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2021:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 4.86	1,551,131	4.51	3.95	419,063	3.94	3.09
4.87 to 24.52	1,334,262	5.35	14.22	472,154	5.36	14.77
24.53 to 26.73	1,424,350	5.92	25.82	308,005	5.83	25.53
26.74 to 33.52	1,308,231	5.95	29.54	179,099	5.87	28.73
33.53 to 72.94	1,178,065	6.30	55.88	145,364	5.47	35.96

Total	6,796,039	5.56	24.48	1,523,685	5.13	17.40
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2020:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.26 to 4.36	975,676	2.87	2.54	846,113	2.72	2.43
4.37 to 4.86	1,879,975	4.98	4.72	483,930	4.90	4.72
4.87 to 16.45	1,328,382	5.58	6.85	321,649	5.60	7.05
16.46 to 23.73	1,261,995	6.41	21.96	—	0.00	—
23.74 to 30.71	2,111,546	6.71	27.17	—	0.00	—

Total	7,557,574	5.54	13.96	1,651,692	3.92	4.00